Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

STORE Capital LLC (the “Property Manager”)	12 September 2025
STORE Master Funding I, LLC
STORE Master Funding II, LLC
STORE Master Funding III, LLC
STORE Master Funding IV, LLC
STORE Master Funding V, LLC
STORE Master Funding VI, LLC
STORE Master Funding VII, LLC
STORE Master Funding XIV, LLC
STORE Master Funding XIX, LLC
STORE Master Funding XX, LLC
STORE Master Funding XXII, LLC
STORE Master Funding XXIV, LLC
STORE Master Funding XXXIV, LLC
STORE Master Funding XXXVII, LLC
STORE Master Funding XXXVIII, LLC 8377 East Hartford Drive, Suite 100
Scottsdale, Arizona 85255

Re:

STORE Master Funding I, LLC, STORE Master Funding II, LLC, STORE Master Funding III, LLC, STORE Master Funding IV, LLC, STORE Master Funding V, LLC, STORE Master Funding VI, LLC, STORE Master Funding VII, LLC, STORE Master Funding XIV, LLC, STORE Master Funding XIX, LLC, STORE Master Funding XX, LLC, STORE Master Funding XXII, LLC, STORE Master Funding XXIV, LLC, STORE Master Funding XXXIV, LLC, STORE Master Funding XXXVII, LLC and STORE Master Funding XXXVIII, LLC (collectively, the “Issuers”)

Net-Lease Mortgage Notes, Series 2025-1 (the “Notes”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Property Manager, Issuers, Atlas SP Securities, a division of Apollo Global Securities, LLC and Citigroup Global Markets Inc. (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool consisting of (i) fee title to, and leasehold interests in ground leases on, commercial real estate properties (the “Owned Properties”) and (ii) each of the leases with respect to such Owned Properties and all payments required thereunder (the “Leases,” together with the Owned Properties, the “Collateral Pool”) relating to the Issuers’ securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Property Manager, on behalf of the Issuers, provided us with, or instructed us to obtain, as applicable:

a.	An electronic data file labeled “Data Tape compare for MT securitization 07.15.2025.xlsx” and the corresponding record layout and decode information, as applicable, with:

i.

A tab labeled “Data Tape 2023.12.31 (ABS)” (the “2024-1 Data File”) that the Property Manager, on behalf of the Issuers, indicated contains information as of 31 December 2023 (the “2024-1 Statistical Cut-off Date”) relating to a pool consisting of fee title to, and leasehold interests in ground leases on, commercial real estate properties and each of the corresponding leases and all payments required thereunder (the “Related Series Owned Properties and Leases”) and

ii.

Multiple tabs (collectively, the “Exempt Property and Lease Data Files”) labeled to correspond to certain Sample Characteristics (as defined herein) that the Property Manager, on behalf of the Issuers, indicated each contain information relating to Related Series Owned Properties and Leases for which there were certain amendments or other changes between the 2024-1 Statistical Cut-off Date and Statistical Cut-off Date (as defined herein) related to the corresponding Sample Characteristic (for the avoidance of doubt, we were instructed to ignore differences between the names of the Sample Characteristics and the labels on the tabs of the Exempt Property and Lease Data Files that appear to be due to punctuation, abbreviation, truncation, misspelling or additional words or descriptions),

b.	Electronic data files (collectively, the “Provided Data Files”):

i.

Labeled “Data Tape 07.15.2025_S&P (8.6.2025).xlsx” and the corresponding record layout and decode information, as applicable, with a tab labeled “Data Tape” (the “Data File”), that the Property Manager, on behalf of the Issuers, indicated contains information as of 15 July 2025 (the “Statistical Cut-off Date”) relating to the Owned Properties and Leases and

ii.

Labeled “Data Tape 07.15.2025 (CLEAN 08.25) Updated Appraisals.xlsx” and the corresponding record layout and decode information, as applicable, with a tab labeled “Data Tape” (the “Updated Data File”), that the Property Manager, on behalf of the Issuers, indicated contains information as of the Statistical Cut-off Date relating to the Owned Properties and Leases,

c.	Electronic data files (collectively, the “Source Schedules”):

i.

Labeled “Portfolio TB August 2025.xls” and the corresponding record layout and decode information, as applicable (the “Investment Portfolio Trial Balance Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains property ID (“Property ID”) information relating to each Owned Property and Lease,

ii.

Labeled “Cash Flow Report.xlsx” and the corresponding record layout and decode information, as applicable (the “STORE Cash Flow Reports Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains current consolidated payment information as of the Statistical Cut-off Date relating to certain Owned Properties and Leases and

c. (continued)

iii.

Labeled “FCCR Report 07.15.25.xlsx” and “FCCR Report 08.01.25.xlsx” and the corresponding record layout and decode information, as applicable (collectively, the “Unit Financial Support Schedules”), that the Property Manager, on behalf of the Issuers, indicated contains most recent aggregated unit FCCR information as of the Statistical Cut-off Date relating to certain Owned Properties and Leases,

d.

An electronic data file labeled “STORE 2025-1 Random Sample IDs (8.7.2025).xlsx” and the corresponding record layout and decode information, as applicable (the “Sample 2025-1 Owned Property and Lease Data File”), that the Property Manager, on behalf of the Issuers, indicated contains a list of Property IDs corresponding to 50 Owned Properties and Leases (collectively, the “Sample 2025-1 Owned Properties and Leases”) on the Provided Data Files that were not previously sampled Related Series Owned Properties and Leases,

e.	Imaged copies of the following items (collectively, the “Source Documents”):

i.

The lease agreement or master lease agreement, unconditional guaranty of payment and performance and any corresponding amendments, addendums, estoppels, assignment and assumptions, notice of name changes or other related documents (collectively and as applicable, the “Lease Agreement”),

ii.	The credit memorandum and any corresponding schedules and addendums or other related documents (collectively and as applicable, the “Credit Memorandum”),

iii.	The appraisal and any appraiser supplied confirmations or other related documents (collectively and as applicable, the “Appraisal”),

iv.	The settlement statement, purchaser’s statement, buyer/seller disbursement statement or other related documents (collectively and as applicable, the “Settlement Statement”),

v.	The survey, additional survey, floor plan, site plan, tax lookup—property card or other related documents (collectively and as applicable, the “Survey”),

vi.	The declaration of condominium (the “Declaration of Condominium”),

vii.	The zoning report (the “Zoning Report”),

viii.	The phase I environmental report (the “Phase I Environmental Report”),

ix.	The risk closing checklist (the “Risk Closing Checklist”),

x.	The concept screenshot (the “Concept Screenshot”) and

xi.	The property condition assessment (the “Property Condition Assessment”),

as applicable, that the Property Manager, on behalf of the Issuers, indicated relate to each Sample 2025-1 Owned Property and Lease,

f.	Copies of the following items (collectively and together with the Source Schedules and Source Documents, the “Sources”):

i.

Certain schedules and the corresponding record layout and decode information, as applicable (collectively, the “Excess Collateral Schedules”), that the Property Manager, on behalf of the Issuers, indicated contains excess collateral value information relating to certain Sample 2025-1 Owned Properties and Leases,

ii.

A schedule and the corresponding record layout and decode information, as applicable (the “NAICS and SIC Code Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains sector and industry group information relating to the Sample 2025-1 Owned Properties and Leases,

f. (continued)

iii.

A schedule and the corresponding record layout and decode information, as applicable (the “Industry Group Mapping Schedule”) that the Property Manager, on behalf of the Issuers, indicated contains industry group information relating to certain Sample 2025-1 Owned Properties and Leases and

iv.

Certain schedules and the corresponding record layout and decode information, as applicable (collectively, the “Raw Land and Consolidated Appraised Value Schedules”), that the Property Manager, on behalf of the Issuers, indicated contains raw land value and consolidated appraised value information relating to certain Sample 2025-1 Owned Property and Leases,

g.	The list of relevant characteristics (the “Sample Characteristics”) on the 2024-1 Data File, Data File and Updated Data File, which is shown on Exhibit 1 to Attachment A, and

h.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the 50 Sample 2025-1 Owned Properties and Leases are referred to as Sample 2025-1 Owned Property and Lease Numbers 1 through 50.

For the purpose of the procedures described in this report, certain information contained on the Provided Data Files is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuers are responsible for the Subject Matter, 2024-1 Data File, Exempt Property and Lease Data Files, Provided Data Files, Sample 2025-1 Owned Property and Lease Data File, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the 2024-1 Data File, Exempt Property and Lease Data Files, Sample 2025-1 Owned Property and Lease Data File, Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by the Property Manager, on behalf of the Issuers, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Related Series Owned Properties and Leases or Collateral Pool, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Property Manager, on behalf of the Issuers, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Collateral Pool conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Collateral Pool,

iii.	Whether the originator(s) of the Collateral Pool complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Collateral Pool that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Property Manager and Issuers and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in this report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 September 2025

Attachment A Page 1 of 4

Procedures performed and our associated findings

1.

For each Sample 2025-1 Owned Property and Lease, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Sources and/or Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item. All such compared information was found to be in agreement.

The Source(s) that we were instructed by the Property Manager, on behalf of the Issuers, to use for each Sample Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source is listed for a Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Data File for the Sample Characteristic agreed with the corresponding information on at least one of the Sources that are listed for such Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Sample Characteristics listed on Exhibit 1 to Attachment A. In addition, if a particular Source contained multiple values for the same Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Data File for the Sample Characteristic agreed with at least one of the values on the corresponding Source. We performed no procedures to reconcile any differences that may exist between various values on a Source for any Sample Characteristic.

2.

For (i) each commercial real estate property and corresponding lease on the 2024-1 Data File and Data File, except for any Related Series Owned Property and Lease with a Property ID value of “P0002356,” as shown on the 2024-1 Data File (collectively, the “P0002356 Properties”), we compared the Property ID, as shown on the 2024-1 Data File, to the corresponding Property ID, as shown on the Data File, and (ii) the P0002356 Properties, we compared the contract ID, as shown on the 2024-1 Data File, to the corresponding contract ID, as shown on the Data File, and noted that:

a.	1,222 commercial real estate properties and corresponding leases were included on both the 2024-1 Data File and Data File, 17 of which were Sample 2025-1 Owned Properties and Leases,

b.	60 Related Series Owned Properties and Leases included on the 2024-1 Data File were not included on the Data File and

c.	176 Owned Properties and Leases included on the Data File were not included on the 2024-1 Data File, 33 of which were Sample 2025-1 Owned Properties and Leases.

Attachment A Page 2 of 4

3.

For each Related Series Owned Property and Lease included on the Data File, we compared the Sample Characteristics, all as shown on the 2024-1 Data File, to the corresponding information, as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this Item. All such compared information was found to be in agreement.

For the purpose of comparing the land FT and building FT Sample Characteristics, the Property Manager, on behalf of the Issuers, instructed us to round the land FT and building FT, both as shown on the 2024-1 Data File, to the nearest square foot.

For the purpose of comparing the raw land value Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to round the raw land value, as shown on the Data File, to the nearest dollar.

The Property Manager, on behalf of the Issuers, instructed us not to perform the comparison procedures described in this Item for:

a.

The date of last bump in rent, date of next bump in rent, current consolidated payment and most recent aggregate unit FCCR Sample Characteristics, which the Property Manager, on behalf of the Issuers, instructed us not to compare due to the passage of time between the 2024-1 Statistical Cut-off Date and Statistical Cut-off Date and

b.	Any unique combination of Sample Characteristic and Related Series Owned Property and Lease, as shown on the Exempt Property and Lease Data Files.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions and information provided by the Property Manager, on behalf of the Issuers, described in this Item.

4.

For (i) each Owned Property and Lease on the Data File and Updated Data File, except for the P0002356 Properties, we compared the Property ID, as shown on the Data File, to the corresponding Property ID, as shown on the Updated Data File, and (ii) the P0002356 Properties, we compared the contract ID, as shown on the Data File, to the corresponding contract ID, as shown on the Updated Data File, and noted that:

a.	All of the Owned Properties and Leases were included on both the Data File and Updated Data File and

b.	No commercial real estate properties and corresponding leases other than the Owned Properties and Leases were included on the Data File or Updated Data File.

5.

For each Sample 2025-1 Owned Property and Lease, we compared the Sample Characteristics, as shown on the Data File, to the corresponding information, as shown on the Updated Data File. All such compared information was found to be in agreement.

Attachment A Page 3 of 4

6.	Using:

a.	Information on the Updated Data File,

b.	Information on the Excess Collateral Schedules, as applicable, and

c.	The instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this Item,

we recalculated the current lease rate of each Owned Property and Lease. We compared the results of our recalculations to the corresponding information on the Updated Data File and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the current lease rate of each Owned Property and Lease by:

i.	Multiplying the sum of the current consolidated payments for each unique Property ID corresponding to the same contract ID, as shown on the Updated Data File, by twelve,

ii.	Dividing the result of i. by the sum of the:

(a)	The sum of the consolidated collateral values for each unique Property ID corresponding to the same contract ID, as shown on the Updated Data File, and

(b)	Excess collateral value associated with the related contract ID, as shown on the Excess Collateral Schedules, as applicable, and

iii.	Rounding the result of ii. to the nearest 0.01%.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to round the current lease rate of each Owned Property and Lease, as shown on the Updated Data File, to the nearest 0.01%.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us not to recalculate the current lease rate for any Owned Property or Lease with a percentage rent clause (Y/N) of “Y,” as indicated on the Updated Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item.

Attachment A Page 4 of 4

7.	Using:

a.	Information on the Updated Data File and

b.	The instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this Item,

we recalculated the remaining lease term (as of cut-off date) of each Owned Property and Lease. We compared the results of our recalculations to the corresponding information on the Updated Data File and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the remaining lease term (as of cut-off date) of each Owned Property and Lease by:

i.	Determining the adjusted rent commencement date, subject to the instruction(s) described in the succeeding paragraph(s) of this Item,

ii.	Determining the difference in months between the result of i. and the Statistical Cut-off Date and

iii.	Subtracting the result of ii. from the original lease term (months), as shown on the Updated Data File.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to use the:

1.	First calendar day of the month of the rent commencement date if the rent commencement date, as shown on the Updated Data File, occurred on the first business day of the month or
2.

First calendar day of the month following the month of the rent commencement date if the rent commencement date, as shown on the Updated Data File, did not occur on the first business day of the related month as the adjusted rent commencement date of each Owned Property and Lease.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Source(s)	Note(s)

Property ID	Investment Portfolio Trial Balance Schedule	i.

Tenant	Lease Agreement	ii.

Sector	NAICS and SIC Code Schedule	iii.

Industry group	(a) NAICS and SIC Code Schedule or	iv.

(b) NAICS and SIC Code Schedule and Industry Group Mapping Schedule

Concept	Credit Memorandum or Concept Screenshot	ii.

Master lease	Lease Agreement	v.

Personal guarantee	Lease Agreement

Corporate guarantee	Lease Agreement

Property acquisition date	Settlement Statement

Land FT	(a) Survey or	vi., vii., viii.

(b) Survey, Declaration of Condominium and recalculation

Building FT	(a) Survey or	vi., ix.

(b) Survey and recalculation

Lease term start date	Lease Agreement	x.

Lease expiration year	Lease Agreement

Original lease term (months)	Lease Agreement and recalculation	xi.

Initial lease rate	Credit Memorandum or Risk Closing Checklist	xii.

Date of last bump in rent	Lease Agreement	xiii.

Date of next bump in rent	Lease Agreement	xiii.

Rent increase type	Lease Agreement	ii.

Rent bump % cap	Lease Agreement	xiv.

Tenant purchase option (Y/N)	Lease Agreement

Next lease renewal option date	Lease Agreement

Current consolidated payment	STORE Cash Flow Reports Schedule and recalculation	xv.

Most recent aggregate unit FCCR	Unit Financial Support Schedules

Exhibit 1 to Attachment A

Sample Characteristic	Source(s)		Note(s)
City	Appraisal		ii.

State	Appraisal

Zip code	Appraisal, Phase I Environmental Report or Zoning Report		xvi., xvii.

Year built	Appraisal, Phase I Environmental Report or Property Condition Assessment		xviii., xix.

Appraisal date	Appraisal

Raw land value	(a)	Appraisal,	xx., xxi.

	(b)	Appraisal and recalculation or

	(c)	Raw Land and Consolidated Appraised Value Schedules

Consolidated appraised value	(a)	Appraisal,	xx., xxii.

	(b)	Appraisal and recalculation or

	(c)	Raw Land and Consolidated Appraised Value Schedules

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Sample Characteristics for each Sample 2025-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences that appear to be due to punctuation, abbreviation, truncation, misspelling or additional words or descriptions.

iii.

For the purpose of comparing the sector Sample Characteristic for each Sample 2025-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to use the sector description, as shown on the NAICS and SIC Code Schedule, corresponding to the first two digits of the NAICS, as shown on the Data File.

iv.

For the purpose of comparing the industry group Sample Characteristic for each Sample 2025-1 Owned Property and Lease (except for any Sample 2025-1 Owned Property and Lease described in the succeeding paragraph(s) of this note), the Property Manager, on behalf of the Issuers, instructed us to use the industry group description, as shown on the NAICS and SIC Code Schedule, corresponding to the first four digits of the NAICS, as shown on the Data File.

Exhibit 1 to Attachment A

Notes: (continued)

iv.	(continued)

For the purpose of comparing the industry group Sample Characteristic for any Sample 2025-1 Owned Property and Lease with a shortened description for the industry group Sample Characteristic, as shown on the Data File, the Property Manager, on behalf of the Issuers, instructed us to use the shortened industry group description, as shown on the Industry Group Mapping Schedule, corresponding to the industry group description, as shown on the NAICS and SIC Code Schedule, that corresponds to the first four digits of the NAICS, as shown on the Data File.

v.

For the purpose of comparing the master lease Sample Characteristic for each Sample 2025-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to note agreement with a master lease value of “N/A” or “N,” as shown on the Data File, if no master lease agreement was included in the related Lease Agreement.

vi.

For the purpose of comparing the indicated Sample Characteristics for each Sample 2025-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to round the values to the nearest whole number (and in accordance with any other applicable note(s)).

vii.

For the purpose of comparing the land FT Sample Characteristic for each Sample 2025-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences of +/- 10 square feet or less (and in accordance with any other applicable note(s)).

viii.

For the purpose of comparing the land FT Sample Characteristic for each Sample 2025-1 Owned Property and Lease (except for Sample 2025-1 Owned Property and Lease Number 21), the Property Manager, on behalf of the Issuers, instructed us to use the Survey as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the land FT Sample Characteristic for Sample 2025-1 Owned Property and Lease Number 21, the Property Manager, on behalf of the Issuers, instructed us to use the product of the:

a.	Applicable percentage allocation for the related property, as shown in the Declaration of Condominium, and

b.	Total land area, as shown in the Survey.

Exhibit 1 to Attachment A

Notes: (continued)

ix.

For the purpose of comparing the building FT Sample Characteristic for each Sample 2025-1 Owned Property and Lease (except for Sample 2025-1 Owned Property and Lease Numbers 2 and 13) with more than one building, as shown in the Survey, the Property Manager, on behalf of the Issuers, instructed us to use the sum of the square footage of all related buildings, as shown in the Survey (and in accordance with any other applicable note(s)).

For the purpose of comparing the building FT Sample Characteristic for each Sample 2025-1 Owned Property and Lease (except for Sample 2025-1 Owned Property and Lease Numbers 2 and 13), the Property Manager, on behalf of the Issuers, instructed us to:

a.	Use the Survey as the Source (and in accordance with any other applicable note(s)) and

b.	Exclude the square footage of any sheds or overhangs, as applicable, as shown in the Survey.

The Property Manager, on behalf of the Issuers, instructed us not to compare the building FT Sample Characteristic for Sample 2025-1 Owned Property and Lease Numbers 2 and 13, which the Property Manager, on behalf of the Issuers, indicated were mezzanine or multi-story buildings.

For the purpose of comparing the building FT Sample Characteristic for each Sample 2025-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences of +/- 10 square feet or less (and in accordance with any other applicable note(s)).

x.

For the purpose of comparing the lease term start date Sample Characteristic for Sample 2025-1 Owned Property and Lease Numbers 4, 10, 15, 45, 46, 47, 48, 49 and 50 (each, a “STORE Assumed Lease”), the Property Manager, on behalf of the Issuers, instructed us to use the date the related lease was assumed by one of the Issuers, as shown in the Lease Agreement.

Exhibit 1 to Attachment A

Notes: (continued)

xi.

For the purpose of comparing the original lease term (months) Sample Characteristic for each Sample 2025-1 Owned Property and Lease (subject to the additional instruction(s) provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this note), the Property Manager, on behalf of the Issuers, instructed us to use the sum of:

a.	The product of:

(1)	The difference in years between the year of the lease term expiration date and the year of the lease term start date, both as shown in the Lease Agreement, and

(2)	12,

b.	The difference in months between the month of the lease term expiration date and the month of the lease term start date, both as shown in the Lease Agreement, and

c.	1 only if:

(1)	The day of the lease term start date, as shown in the Lease Agreement, is the first day of the month and

(2)	The day of the lease term expiration date, as shown in the Lease Agreement, is the last day of the month.

For the purposes of recalculating the original lease term (months) Sample Characteristic for each STORE Assumed Lease, the Property Manager, on behalf of the Issuers, instructed us to use the lease term start date corresponding to the original lease term in effect prior to the lease being assumed by one of the Issuers.

xii.

For the purpose of comparing the initial lease rate Sample Characteristic for each Sample 2025-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences of +/- 0.02% or less.

xiii.

For the purpose of comparing the indicated Sample Characteristics for each Sample 2025-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to only consider information, as shown in the Source(s), relating to the period ending on 30 June 2025.

xiv.

For the purpose of comparing the rent bump % cap Sample Characteristic for each Sample 2025-1 Owned Property and Lease with more than one rent bump % cap, as shown in the Lease Agreement, the Property Manager, on behalf of the Issuers, instructed us to use the first rent bump % cap occurring after the Statistical Cut-off Date, as shown in the Lease Agreement.

Exhibit 1 to Attachment A

Notes: (continued)

xv.

For the purpose of comparing the current consolidated payment Sample Characteristic for each Sample 2025-1 Owned Property and Lease (subject to the additional instruction(s) provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this note), the Property Manager, on behalf of the Issuers, instructed us to use the sum of the “Jul-25” payments, as shown on the STORE Cash Flow Reports Schedule, for each unique Property ID corresponding to the same contract ID, as shown on the Data File.

For the purpose of comparing the current consolidated payment Sample Characteristic for each Sample 2025-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to note agreement with current consolidated payment value of <blank> if the related contract ID, as shown on the Data File, had multiple unique Property IDs and the Sample 2025-1 Owned Property and Lease was not the first unique Property ID listed for that contract ID on the Data File.

xvi.

For the purpose of comparing the zip code Sample Characteristic for each Sample 2025-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to use the first five digits of the zip code, as shown in the applicable Source(s) (and in accordance with any other applicable note(s)).

xvii.

For the purpose of comparing the zip code Sample Characteristic for each Sample 2025-1 Owned Property and Lease (except for Sample 2025-1 Owned Property and Lease Numbers 1, 4, 6, 18, 20, 46 and 48), the Property Manager, on behalf of the Issuers, instructed us to use the Appraisal as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the zip code Sample Characteristic for Sample 2025-1 Owned Property and Lease Numbers 1, 4 and 48, the Property Manager, on behalf of the Issuers, instructed us to use the Phase I Environmental Report as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the zip code Sample Characteristic for Sample 2025-1 Owned Property and Lease Numbers 6, 18, 20 and 46, the Property Manager, on behalf of the Issuers, instructed us to use the Zoning Report as the Source (and in accordance with any other applicable note(s)).

xviii.

For the purpose of comparing the year built Sample Characteristic for each Sample 2025-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to use the earliest year if a range of years was shown in the applicable Source(s) (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

xix.

For the purpose of comparing the year built Sample Characteristic for each Sample 2025-1 Owned Property and Lease (except for Sample 2025-1 Owned Property and Lease Numbers 1, 2, 3, 7, 11, 23, 27, 28, 30, 33, 34, 37 and 50), the Property Manager, on behalf of the Issuers, instructed us to use the Appraisal as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the year built Sample Characteristic for Sample 2025-1 Owned Property and Lease Numbers 1, 3, 7, 11, 23, 28, 30, 33, 34, 37 and 50, the Property Manager, on behalf of the Issuers, instructed us to use the Phase I Environmental Report as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the year built Sample Characteristic for Sample 2025-1 Owned Property and Lease Numbers 2 and 27, the Property Manager, on behalf of the Issuers, instructed us to use the Property Condition Assessment as the Source (and in accordance with any other applicable note(s)).

xx.

For the purpose of comparing the indicated Sample Characteristics for each Sample 2025-1 Owned Property and Lease (except for Sample 2025-1 Owned Property and Lease Numbers 9 and 15), the Property Manager, on behalf of the Issuers, instructed us to use the Appraisal as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the indicated Sample Characteristics for Sample 2025-1 Owned Property and Lease Numbers 9 and 15, the Property Manager, on behalf of the Issuers, instructed us to use the Raw Land and Consolidated Appraised Value Schedules as the Source (and in accordance with any other applicable note(s)).

xxi.

For the purpose of comparing the raw land value Sample Characteristic for each Sample 2025-1 Owned Property and Lease with multiple parcels, each with a raw land value, as shown in the Appraisal, the Property Manager, on behalf of the Issuers, instructed us to use the sum of the raw land values of all related parcels, as shown in the Appraisal (and in accordance with any other applicable note(s)).

xxii.

For the purpose of comparing the consolidated appraised value Sample Characteristic for each Sample 2025-1 Owned Property and Lease with multiple parcels, each with an appraised value, as shown in the Appraisal, the Property Manager, on behalf of the Issuers, instructed us to use the sum of the appraised values of all related parcels, as shown in the Appraisal (and in accordance with any other applicable note(s)).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described above.